ACQUISITIONS AND INTANGIBLE ASSETS, NET - Consideration Calculation (Details) - USD ($) $ in Thousands				7 Months Ended	12 Months Ended
		Dec. 29, 2021	May 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Acquisition [Line Items]
Cash consideration				$ 1,578,866	$ 0	$ 0
Liabilities assumed
Goodwill				$ 4,132,245	$ 0
Dyal
Asset Acquisition [Line Items]
Equity Consideration	[1]		$ 4,285,359
Cash consideration	[2]		973,457
Tax receivable agreement	[3]		101,645
Earnout Securities	[3]		246,788
Total Consideration	[4]		5,607,249
Assets acquired
Due from related parties			13,442
Intangible assets			2,218,000
Deferred tax asset			29,770
Other assets, net			2,096
Total assets acquired			2,263,308
Liabilities assumed
Accrued compensation			7,376
Deferred tax liability			170,753
Accounts payable, accrued expenses and other liabilities			41,352
Total liabilities assumed			219,481
Net Identifiable Assets Acquired			2,043,827
Goodwill	[5]		3,563,422
Goodwill expected to be deductible for tax purposes			0
Dyal | Investment management agreements
Assets acquired
Intangible assets			1,859,900
Dyal | Investor relationships
Assets acquired
Intangible assets			291,400
Dyal | Trademarks
Assets acquired
Intangible assets			$ 66,700
Oak Street
Asset Acquisition [Line Items]
Equity Consideration	[6]	$ 329,767
Cash consideration	[7]	609,820
Earnout Securities	[8]	143,800
Total Consideration		1,083,387
Assets acquired
Cash and cash equivalents		4,411
Due from related parties		13,060
Operating lease assets		1,001
Intangible assets		507,300
Other assets, net		198
Total assets acquired		525,970
Liabilities assumed
Operating lease liabilities		1,001
Deferred tax liability		8,587
Accounts payable, accrued expenses and other liabilities		1,818
Total liabilities assumed		11,406
Net Identifiable Assets Acquired		514,564
Goodwill	[9]	568,823
Goodwill expected to be deductible for tax purposes		540,000
Oak Street | Investment management agreements
Assets acquired
Intangible assets		323,300
Oak Street | Investor relationships
Assets acquired
Intangible assets		157,400
Oak Street | Trademarks
Assets acquired
Intangible assets		$ 26,600

[1]	(1) Represents share consideration issued to the Dyal Capital selling shareholders based on the fair value of the acquired business, reflecting a discount for lack of control.
[2]	(2) Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses.
[3]	(3) The TRA and Earnout Securities represent contingent consideration. See Note 9 for additional information on the valuation of these instruments.
[4]	(4) Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. None of the goodwill recognized is expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.
[5]	(4) Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. None of the goodwill recognized is expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.
[6]	(1) Represents Common Units issued to Oak Street selling shareholders, reflecting a discount for lack of marketability.
[7]	(2) Includes cash consideration paid to reimburse seller for certain pre-acquisition expenses.
[8]	(3) Represent the fair value of contingent cash consideration payable to certain sellers upon the occurrence of certain Oak Street Triggering Events as defined below. The amount presented does not include contingent cash and equity payments subject to the same Oak Street Triggering Events that were deemed to be compensation, rather than consideration, as further discussed below. See Note 9 for additional information on the valuation of this liability.
[9]	(4) Goodwill represents the amount of total consideration in excess of net identifiable assets acquired. Approximately $540.0 million of the goodwill and intangible assets recognized are expected to be deductible by the Blue Owl Operating Partnerships for tax purposes.